Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Fiscal Year (1)		Summary Compensation Table Total for Sandfort ($) (2)	Compensation Actually Paid to Lawton ($) (3)	Compensation Actually Paid to Sandfort ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($)	Earnings per Diluted Share($) (6)
	Summary Compensation Table Total for Lawton ($) (2)						Total Stockholder Return ($)	Peer Group Total Stockholder Return ($) (5)
2024	11,777,463	N/A	14,812,021	N/A	2,346,031	2,870,509	319	220	$1,101.2 million	$2.04
2023	11,374,666	N/A	8,377,541	N/A	2,201,273	1,730,776	248	162	$1,107.2 million	$2.02
2022	10,483,321	N/A	11,731,538	N/A	2,396,542	2,553,097	254	114	$1,088.7 million	$1.94
2021	11,117,251	N/A	40,228,142	N/A	2,801,775	8,459,346	253	173	$997.1 million	$1.72
2020	15,812,073	687,621	28,486,709	5,698,799	3,435,622	8,018,942	161	143	$749.0 million	$1.28

(1)	The Principal Executive Officer (“PEO”) and other Named Executive Officers for the applicable years were as follows:

-
Fiscal 2024: Harry A. Lawton III served as the PEO for the entirety of fiscal 2024 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2023: Harry A. Lawton III served as the PEO for the entirety of fiscal 2023 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2022: Harry A. Lawton III served as the PEO for the entirety of fiscal 2022 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2021: Harry A. Lawton III served as the PEO for the entirety of fiscal 2021 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2020: Harry A. Lawton III assumed the role of the PEO on January 13, 2020 and Gregory A. Sandfort served as PEO during fiscal 2020 up to January 12, 2020. The Company’s other Named Executive Officers for fiscal 2020 were: Kurt D. Barton, Benjamin F. Parrish, Jr., Robert D. Mills and Melissa D. Kersey.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Lawton and Sandfort and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other Named Executive Officers reported for the applicable year other than the PEO for such years.

(3)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Lawton and Sandfort and for the average of the other Named Executive Officers is set forth following the footnotes to this table. For purposes of valuing equity awards to calculate the CAP adjustments, equity awards were calculated based on their fair value as of the applicable date, calculated in accordance with the methodology used for financial reporting purposes. For awards subject to performance-based vesting conditions as of the end of the applicable fiscal year, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. The values for 2023 have been updated from those presented in last year’s proxy statement to subtract the grant date fair values of stock option awards granted in 2023, as required by SEC rules.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)	The TSR Peer Group consists of the S&P Retail Index, an independently prepared index that includes companies in the retail industry.

(6)
As noted in the CD&A, for 2024, the Compensation and Human Capital Committee determined that earnings per diluted share continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a performance metric for the PSUs granted in fiscal 2024. The amounts reflected in the table above have been adjusted to reflect the stock split of the Company’s Common Stock that occurred on December 20, 2024.

CAP Adjustments

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Harry A. Lawton III
2024	11,777,463	8,749,662	10,819,557	(1,943,653)	—	2,908,316	—	14,812,021
2023	11,374,666	8,499,609	7,183,422	(2,914,843)	—	1,233,905	—	8,377,541
2022	10,483,321	6,999,737	9,389,310	157,258	—	(1,298,614)	—	11,731,538
2021	11,117,251	6,749,768	18,301,632	17,341,829	—	217,198	—	40,228,142
2020	15,812,073	9,499,806	22,174,442	—	—	—	—	28,486,709
Gregory A. Sandfort
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	687,621	—	—	4,916,219	—	94,959	—	5,698,799
Other Named Executive Officers (Average)
2024	2,346,031	1,201,412	1,485,573	(303,751)	—	544,068	—	2,870,509
2023	2,201,273	1,098,037	932,554	(494,952)	—	189,938	—	1,730,776
2022	2,396,542	1,174,713	1,575,735	32,210	—	(276,677)	—	2,553,097
2021	2,801,775	1,374,903	3,728,036	3,113,761	—	190,677	—	8,459,346
2020	3,435,622	1,312,374	2,326,156	3,401,301	—	168,237	—	8,018,942

Company Selected Measure Name	earnings per diluted share
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (“PEO”) and other Named Executive Officers for the applicable years were as follows:

-
Fiscal 2024: Harry A. Lawton III served as the PEO for the entirety of fiscal 2024 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2023: Harry A. Lawton III served as the PEO for the entirety of fiscal 2023 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2022: Harry A. Lawton III served as the PEO for the entirety of fiscal 2022 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2021: Harry A. Lawton III served as the PEO for the entirety of fiscal 2021 and the Company’s other Named Executive Officers were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

-
Fiscal 2020: Harry A. Lawton III assumed the role of the PEO on January 13, 2020 and Gregory A. Sandfort served as PEO during fiscal 2020 up to January 12, 2020. The Company’s other Named Executive Officers for fiscal 2020 were: Kurt D. Barton, Benjamin F. Parrish, Jr., Robert D. Mills and Melissa D. Kersey.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P Retail Index, an independently prepared index that includes companies in the retail industry.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Harry A. Lawton III
2024	11,777,463	8,749,662	10,819,557	(1,943,653)	—	2,908,316	—	14,812,021
2023	11,374,666	8,499,609	7,183,422	(2,914,843)	—	1,233,905	—	8,377,541
2022	10,483,321	6,999,737	9,389,310	157,258	—	(1,298,614)	—	11,731,538
2021	11,117,251	6,749,768	18,301,632	17,341,829	—	217,198	—	40,228,142
2020	15,812,073	9,499,806	22,174,442	—	—	—	—	28,486,709
Gregory A. Sandfort
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	687,621	—	—	4,916,219	—	94,959	—	5,698,799
Other Named Executive Officers (Average)
2024	2,346,031	1,201,412	1,485,573	(303,751)	—	544,068	—	2,870,509
2023	2,201,273	1,098,037	932,554	(494,952)	—	189,938	—	1,730,776
2022	2,396,542	1,174,713	1,575,735	32,210	—	(276,677)	—	2,553,097
2021	2,801,775	1,374,903	3,728,036	3,113,761	—	190,677	—	8,459,346
2020	3,435,622	1,312,374	2,326,156	3,401,301	—	168,237	—	8,018,942

Non-PEO NEO Average Total Compensation Amount	$ 2,346,031	$ 2,201,273	$ 2,396,542	$ 2,801,775	$ 3,435,622
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,870,509	1,730,776	2,553,097	8,459,346	8,018,942
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Harry A. Lawton III
2024	11,777,463	8,749,662	10,819,557	(1,943,653)	—	2,908,316	—	14,812,021
2023	11,374,666	8,499,609	7,183,422	(2,914,843)	—	1,233,905	—	8,377,541
2022	10,483,321	6,999,737	9,389,310	157,258	—	(1,298,614)	—	11,731,538
2021	11,117,251	6,749,768	18,301,632	17,341,829	—	217,198	—	40,228,142
2020	15,812,073	9,499,806	22,174,442	—	—	—	—	28,486,709
Gregory A. Sandfort
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	687,621	—	—	4,916,219	—	94,959	—	5,698,799
Other Named Executive Officers (Average)
2024	2,346,031	1,201,412	1,485,573	(303,751)	—	544,068	—	2,870,509
2023	2,201,273	1,098,037	932,554	(494,952)	—	189,938	—	1,730,776
2022	2,396,542	1,174,713	1,575,735	32,210	—	(276,677)	—	2,553,097
2021	2,801,775	1,374,903	3,728,036	3,113,761	—	190,677	—	8,459,346
2020	3,435,622	1,312,374	2,326,156	3,401,301	—	168,237	—	8,018,942

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Company TSR
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the TSR of the Company and the TSR Peer Group over the same period:

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Net Income
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the Company’s net income over the same period:

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP and Diluted Earnings Per Share
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the Company’s diluted earnings per share over the same period:

Total Shareholder Return Vs Peer Group
Relationship Between CAP and Company TSR
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the TSR of the Company and the TSR Peer Group over the same period:

Tabular List, Table
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Named
Executive
Officers for 2024. Please see the CD&A for further information regarding each of the measures and their use in the Company’s executive compensation program.

•	Earnings per diluted share

•	Net sales

•	Relative total stockholder return

•	Stock price

Total Shareholder Return Amount	$ 319	248	254	253	161
Peer Group Total Shareholder Return Amount	220	162	114	173	143
Net Income (Loss)	$ 1,101,200,000	$ 1,107,200,000	$ 1,088,700,000	$ 997,100,000	$ 749,000,000
Company Selected Measure Amount	2.04	2.02	1.94	1.72	1.28
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per diluted share
Non-GAAP Measure Description	As noted in the CD&A, for 2024, the Compensation and Human Capital Committee determined that earnings per diluted share continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a performance metric for the PSUs granted in fiscal 2024. The amounts reflected in the table above have been adjusted to reflect the stock split of the Company’s Common Stock that occurred on December 20, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total stockholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Stock price
Harry A. Lawton III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,777,463	$ 11,374,666	$ 10,483,321	$ 11,117,251	$ 15,812,073
PEO Actually Paid Compensation Amount	$ 14,812,021	$ 8,377,541	$ 11,731,538	$ 40,228,142	$ 28,486,709
PEO Name	Harry A. Lawton III	Harry A. Lawton III	Harry A. Lawton III	Harry A. Lawton III	Harry A. Lawton III
Gregory A. Sandfort [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 687,621
PEO Actually Paid Compensation Amount					$ 5,698,799
PEO Name					Gregory A. Sandfort
PEO | Harry A. Lawton III [Member] | Grant Date Fair Value of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,749,662)	$ (8,499,609)	$ (6,999,737)	$ (6,749,768)	$ (9,499,806)
PEO | Harry A. Lawton III [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,819,557	7,183,422	9,389,310	18,301,632	22,174,442
PEO | Harry A. Lawton III [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,943,653)	(2,914,843)	157,258	17,341,829	0
PEO | Harry A. Lawton III [Member] | Fair Value at Vesting of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Harry A. Lawton III [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,908,316	1,233,905	(1,298,614)	217,198	0
PEO | Harry A. Lawton III [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Gregory A. Sandfort [Member] | Grant Date Fair Value of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gregory A. Sandfort [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gregory A. Sandfort [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,916,219
PEO | Gregory A. Sandfort [Member] | Fair Value at Vesting of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gregory A. Sandfort [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					94,959
PEO | Gregory A. Sandfort [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Grant Date Fair Value of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,201,412)	(1,098,037)	(1,174,713)	(1,374,903)	(1,312,374)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,485,573	932,554	1,575,735	3,728,036	2,326,156
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,751)	(494,952)	32,210	3,113,761	3,401,301
Non-PEO NEO | Fair Value at Vesting of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,068	189,938	(276,677)	190,677	168,237
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0